COMMITMENTS AND CONTINGENCIES - Element 7 Transaction (Details)		1 Months Ended	12 Months Ended
	Feb. 23, 2021 USD ($) entity $ / shares	Dec. 31, 2021 USD ($) entity shares	Dec. 31, 2021 USD ($) entity shares	Dec. 31, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Consideration payable			$ 442,956	$ 81,523
Convertible debt				7,365,000
Issuance of Note Receivable			$ 954,092	$ 1,141,494
Subordinate Voting Shares.
COMMITMENTS AND CONTINGENCIES
Cash Received in Advance of Shares Issued (in shares) | shares			150,000
Element 7
COMMITMENTS AND CONTINGENCIES
Number of membership received | entity	17
Number of entities that were to be transferred per agreement | entity		1	1
Consideration payable	$ 1,500,000
Percentage of equity interests acquired	100.00%
Share price | $ / shares	$ 10
Convertible debt	$ 4,000,000
Development of retail cannabis licenses, and the delivery	25,000,000
Maximum amount of fixed fee Under license agreement	5,580,000
Fixed fee for each transfer of retail cannabis license developed and transferred	$ 150,000
Issuance of Note Receivable		$ 2,274,167
Element 7 | Subordinate Voting Shares.
COMMITMENTS AND CONTINGENCIES
Cash Received in Advance of Shares Issued (in shares) | shares		150,000
Suit against Element
COMMITMENTS AND CONTINGENCIES
Claims and litigations		$ 0	$ 0